Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of Impacts of Adopting IFRS 15 in Consolidated Statement of Financial Position (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current assets
Unbilled receivables	$ 384.6
Contract assets	59.7	$ 69.2
Other assets	23.2		$ 14.0
Non-current assets
Deferred tax assets	21.2		23.2
Other assets	175.5		195.5
Current liabilities
Deferred revenue	174.4
Shareholders' equity
Retained earnings	851.2		947.1
Accumulated other comprehensive income	163.1		$ 49.5
Previously stated [member]
Current assets
Unbilled receivables	444.4
Other assets	20.3
Non-current assets
Deferred tax assets	21.8
Other assets	167.3
Current liabilities
Deferred revenue	165.7
Shareholders' equity
Retained earnings	848.9
Accumulated other comprehensive income	163.7
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets
Unbilled receivables	(59.8)
Contract assets	59.7
Other assets	2.9
Non-current assets
Deferred tax assets	(0.6)
Other assets	8.2
Current liabilities
Deferred revenue	8.7
Shareholders' equity
Retained earnings	2.3
Accumulated other comprehensive income	$ (0.6)